Note 8 - Equity: Warrants (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Warrants

Warrants

On October 17, 2013 we completed a non-brokered private placement with a third party for sale of 77,778 units at a price $0.45 per unit for gross proceeds of $35,000. Each unit was comprised of one share of the common stock of our Company and one five year share purchase warrant exercisable into one share of the common stock of our Company at a price of $0.65 per share.

On November 21, 2013 we completed a non-brokered private placement with a third party for sale of 1,000,0000 units at a price $0.45 per unit for gross proceeds of $450,000. Each unit was comprised of one share of the common stock of our Company and one five year share purchase warrant exercisable into one share of the common stock of our Company at a price of $0.65 per share.

As consideration for assisting us in structuring the acquisition with Sandwich Isles, on October 4, 2013, we issued to a consultant 2,888,888 five-year warrants to purchase 2,888,888 shares of the Company's common stock, exercisable at $0.65 per share for a period of five years. On issuance date, the Company valued the warrants at $1,861,803 and recorded this non-cash expense. The fair value of the 2,888,888 warrants issued was calculated on the date of grant using a Black Scholes option pricing model with the following assumptions: (i) a risk-free interest rate of 1.40% based on the US 5 year Treasury bond yield on issuance date; (ii) a dividend yield of zero; (iii) a volatility factor of 429.1% based on the 5 year annualized daily closing price stock volatility of a group of comparable peer companies with 5 year trading histories; (iv) an exercise price of $0.65; and (v) an expected life of 1.5 years (which is the time during which the Company estimates the warrants will be exercised). The fair value method requires the cost of warrants to be expensed over the period in which they vest, which in the case of the warrants issued to this consultant was immediately as of grant date. The expense of the warrants issuance, based on the Black-Scholes valuations has been credited to Additional Paid-In Capital on the Balance Sheet.

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement, at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit consisted of one share of our common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of our common stock at a price of $0.65 per share for a period of six years.

The following table summarizes the Company’s warrant activity for the periods ended June 30, 2014 and December 31, 2013:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

October 4, 2013 - Grant to consultant	2,888,888	0.65	4.51	Nil
October 17, 2013 - Granted with Units	77,778	0.65	4.55	Nil
November 21, 2013 - Granted with Units	1,000,000	0.65	4.64	Nil
Outstanding at December 31, 2013	5,803,666	$0.67	3.15	$ Nil
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-	-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.68	Nil
Outstanding at June 30, 2014	5,784,848	$0.65	4.73	$ Nil

* (remaining term as of June 30, 2013)
**(intrinsic value based on the closing share price of $0.5475 on June 30, 2014)